Bohai Pharmaceuticals Group, Inc. - Statement of Stockholders' Equity (USD $)	Common Stock	Additional paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance, Value at Jun. 30, 2011	$ 17,861	$ 18,345,574	$ 3,559,355	$ 45,985,217	$ 67,908,007
Balance, Shares at Jun. 30, 2011	17,861,085
Capital Contribution from Stockholder		6,225,779			6,225,779
Stock based compensation		44,000			44,000
Foreign currency translation adjustment			2,676,721		2,676,721
Net income				9,648,025	9,648,025
Balance, Value at Jun. 30, 2012	17,861	24,615,353	6,236,076	55,633,242	86,502,532
Balance, Shares at Jun. 30, 2012	17,861,085
Foreign currency translation adjustment			2,763,505		2,763,505
Net income				19,123,517	19,123,517
Balance, Value at Jun. 30, 2013	$ 17,861	$ 24,615,353	$ 8,999,581	$ 74,756,759	$ 108,389,554
Balance, Shares at Jun. 30, 2013	17,861,085